Provisions (Tables)	6 Months Ended
Jun. 30, 2025
Provisions [abstract]
Schedule of Changes in Provisions

Restructuring
At December 31, 2024	33,061
Charged to the consolidated statement of operations:
- Additional provisions recognized	2,054
- Unwinding of discount effect	303
- Reversal of non-utilized amounts	(1,636)
Amounts used during the year	(8,235)
Charged to other comprehensive loss:
- Exchange differences	1,902
At June 30, 2025	27,449
Non-current	9,317
Current	18,132